Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,898,740
Previously Paid Amount	0.00
Total Fee Amount	3,162.32
Total Offset Amount	0.00
Net Fee	3,162.32
Narrative - Max Aggregate Offering Price	$ 22,898,740
Final Prospectus	true